EQ ADVISORS TRUSTSM

EQ/AB Short Duration Government Bond Portfolio

EQ/Long-Term Bond Portfolio

EQ/Quality Bond PLUS Portfolio

SUPPLEMENT DATED FEBRUARY 21, 2023 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2022, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2022, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

With respect to EQ/AB Short Duration Government Bond Portfolio and EQ/Quality Bond PLUS Portfolio, the section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Matthew Sheridan, CFA®	Senior Vice President and Director of Fixed Income of AllianceBernstein	February 2023

With respect to EQ/Long-Term Bond Portfolio, the section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Sonam Dorji	Senior Vice President and Portfolio Manager of AllianceBernstein	February 2023

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AllianceBernstein L.P.” is amended by adding the following information to the section listing the members of AllianceBernstein’s U.S. Core Fixed Income Team:

Matthew Sheridan, CFA® is a Senior Vice President and Director of Fixed Income of AllianceBernstein, leading the firm’s US Multi-Sector Fixed Income strategies. He joined the firm in 1998.

Sonam Dorji is a Senior Vice President and Portfolio Manager of AllianceBernstein, primarily focusing on Global Multi-Sector Income strategies. She joined the firm in 2012.

EQ Advisors Trust